Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2017
Stock options
Stock-based compensation
Vesting period	4 years
Service-based restricted share units
Stock-based compensation
Vesting period	4 years
Minimum
Operating leases
Lease period	1 year
Maximum
Operating leases
Lease period	5 years
Advertising and marketing revenues
Cost of revenues
VAT and surcharges (as a percent)	6.70%
Cultural business construction fees (as a percent)	3.00%
Advertising and marketing revenues | Maximum
Revenue recognition
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats	3 months
Other revenues
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Data licensing arrangement term	1 year